CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net loss	$ (1,748)	$ (502)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	182	212
Amortization of unfavorable and favorable contracts	0	73
Share in results from associated companies (net of tax)	66	65
Impairment loss on associated companies	47	0
Impairment of convertible bond from related party	29	0
Unrealized loss related to derivative financial instruments	1	33
Loss on impairment of long-lived assets	1,230	0
Deferred tax benefit	(2)	(26)
Unrealized loss on marketable securities	6	35
Payment-in-kind interest	7	2
Amortization of discount on debt	17	18
Net loss on debt extinguishment	0	22
Unrealized foreign exchange loss	22	0
Change in allowance for expected credit losses	63	0
Other cash movements in operating activities
Distributions received from associated company	2	2
Payments for long-term maintenance	(71)	(37)
Settlement of payment-in-kind interest on Senior secured notes	0	(39)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	16	(20)
Trade accounts payable	(16)	8
Prepaid expenses/accrued revenue	1	3
Related party receivables	(88)	34
Related party payables	(9)	(17)
Other assets	5	(46)
Other liabilities	(39)	(13)
Deferred revenue	(1)	8
Other, net	2	1
Net cash flows used in operating activities	(278)	(184)
Cash Flows from Investing Activities
Additions to drilling units and equipment	(14)	(27)
Contingent consideration received	16	16
Purchase of call option for non-controlling interest shares	(11)	0
Loans granted to related parties	(8)	0
Payments received from loans granted to related parties	4	0
Net cash flows used in investing activities	(13)	(11)
Cash Flows from Financing Activities
Repayments of secured credit facilities	(24)	(10)
Mandatory redemption of senior secured notes	0	(333)
Net cash used in financing activities	(24)	(343)
Effect of exchange rate changes on cash	(22)	4
Net decrease in cash and cash equivalents, including restricted cash	(337)	(534)
Cash and cash equivalents, including restricted cash, at beginning of the period	1,357	2,003
Cash and cash equivalents, including restricted cash, at the end of period	1,020	1,469
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(167)	(219)
Taxes paid	$ (7)	$ (25)